Restructuring Costs, Net (Tables)	3 Months Ended
Mar. 31, 2015
Restructuring and Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Manufacturing and distribution footprint optimization	$0.3	$2.7
Severance	—	1.5
Gain on sale of equipment	—	(0.1)

	$0.3	$4.1

Summary of Activities in Accrued Restructuring Reserves, Including Pension Curtailments and Settlements

The following table summarizes the activity in accrued restructuring reserves, including pension curtailments and settlements, during the three months ended March 31, 2015 and 2014 (in millions):

	Severance Costs	Other	Total
Balance at December 31, 2014	$0.2	$—	$0.2
Charges	—	0.3	0.3
Usage	(0.2)	(0.3)	(0.5)

Balance at March 31, 2015	$—	$—	$—

Balance at December 31, 2013	$1.4	$—	$1.4
Charges	1.5	2.6	4.1
Usage	(0.7)	(2.6)	(3.3)

Balance at March 31, 2014	$2.2	$—	$2.2